CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash and due from banks	$ 236,221	$ 150,650
Interest-bearing deposits with other banks	37,738	33,974
Investment securities available-for-sale, at fair value (amortized cost $2,792,326 at December 31, 2018 and $1,348,227 at December 31, 2017)	2,779,255	1,349,408
Investment securities held-to-maturity (fair value $424,118 at December 31, 2018 and $653,101 at December 31, 2017)	429,328	654,008
Other investments	115,660	53,140
Loans held for sale	4,372	11,502
Loans and leases
Commercial & industrial	2,514,661	1,912,743
Lease financing	93,415	89,347
Construction real estate	548,935	467,730
Commercial real estate	3,754,681	2,490,091
Residential real estate	955,646	471,391
Home equity	817,282	493,604
Installment	93,212	41,586
Credit card	46,382	46,691
Total loans and leases	8,824,214	6,013,183
Less: Allowance for loan and lease losses	56,542	54,021
Net loans and leases	8,767,672	5,959,162
Premises and equipment	215,652	125,036
Goodwill	880,251	204,084
Other intangibles	40,805	3,786
Accrued interest and other assets	479,706	352,173
Total assets	13,986,660	8,896,923
Deposits
Interest-bearing demand	2,307,071	1,453,463
Savings	3,167,325	2,462,420
Time	2,173,564	1,317,105
Total interest-bearing deposits	7,647,960	5,232,988
Noninterest-bearing	2,492,434	1,662,058
Total deposits	10,140,394	6,895,046
Federal funds purchased	183,591	72,265
FHLB short-term borrowings	857,100	742,300
Total short-term borrowings	1,040,691	814,565
Long-term debt	570,739	119,654
Total borrowed funds	1,611,430	934,219
Accrued interest and other liabilities	156,587	136,994
Total liabilities	11,908,411	7,966,259
Shareholders' equity
Common stock - no par value	1,633,256	573,109
Retained earnings	600,014	491,847
Accumulated other comprehensive income (loss)	(44,408)	(20,390)
Treasury stock, at cost, 6,387,508 shares in 2018 and 6,661,644 shares in 2017	(110,613)	(113,902)
Total shareholders' equity	2,078,249	930,664
Total liabilities and shareholders’ equity	$ 13,986,660	$ 8,896,923